Related Party Transactions - Schedule of Transactions with Key Management Personnel (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Transactions with Key Management Personnel [Line Items]
Transactions occurred with key management personnel	$ 171,176	$ 462,276	$ 731,255
Forfeiture payments expense to key management personnel [Member]
Schedule of Transactions with Key Management Personnel [Line Items]
Transactions occurred with key management personnel		46,367	125,865
Payments to director related entities [Member]
Schedule of Transactions with Key Management Personnel [Line Items]
Transactions occurred with key management personnel	$ 171,176	$ 415,909	$ 605,390